6. Equity (Details) - Warrants [Member] - USD ($)	12 Months Ended
Dec. 31, 2014
Number of Warrants
Outstanding, Beginning	12,901,955
Granted	6,612,810
Exercised	(400,000)
Forfeited or expired	(1,084,597)
Outstanding, Ending	18,030,168
Exercisable, Ending	18,030,168
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.52
Granted	0.58
Exercised	0.35
Forfeited or expired	0.35
Outstanding, Ending	0.56
Exercisable, Ending	$ 0.56
Weighted-average Remaining Life (Years)
Outstanding	2 years 1 month 6 days
Exercisable	2 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding, Ending	$ 457,500
Exercisable, Ending	$ 457,500